Note 21 - Changes in Equity - Capital Stock (Details) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning balance	R$ 47,627.4	R$ 46,651.3
Share issued, amount	103.1
Final balance	R$ 57,547.4	R$ 47,627.4
Issued capital [member]
Statement Line Items [Line Items]
Beginning balance, common shares (in shares)	15,717.6	15,717.6
Beginning balance	R$ 57,614.1	R$ 57,614.1
Share issued, common shares (in shares)	4.5
Share issued, amount	R$ 96.1
Final balance, common shares (in shares)	15,722.1	15,717.6
Final balance	R$ 57,710.2	R$ 57,614.1